CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 6,996	$ 19,968	$ 29,474
Bank deposits	18	15	8,530
Restricted cash	9,140	16,000
Trade receivables	2,903	34,521	31,677
Prepaid expenses and other receivables	3,050	4,387	4,661
Inventory	4,939	11,009	14,810
Total current assets	27,046	85,900	89,152
NON-CURRENT ASSETS:
Restricted cash	144	150	16,169
Fixed assets	244	502	572
Right-of-use assets	2,010	6,692	3,651
Intangible assets	5,593	65,626	71,644
Total non-current assets	7,991	72,970	92,036
TOTAL ASSETS	35,037	158,870	181,188
CURRENT LIABILITIES:
Accounts payable	3,112	4,230	11,664
Lease liabilities	1,290	1,032	1,618
Allowance for deductions from revenue	16,384	47,870	30,711
Accrued expenses and other current liabilities	7,401	17,949	20,896
Borrowing		115,216
Payable in respect of intangible asset purchase		11,157	16,581
Total current liabilities	28,187	197,454	81,470
NON-CURRENT LIABILITIES:
Borrowing			83,620
Payable in respect of intangible assets purchase			3,899
Lease liabilities	994	6,443	2,574
Derivative financial instruments	1,635	2,623	0
Royalty obligation	750	750	750
Total non-current liabilities	3,379	9,816	90,843
TOTAL LIABILITIES	31,566	207,270	172,313
EQUITY (Capital Deficiency):
Ordinary shares	4,620	2,835	1,495
Additional paid-in capital	380,860	382,625	375,246
Accumulated deficit	(382,009)	(433,860)	(367,866)
TOTAL EQUITY (Capital Deficiency)	3,471	(48,400)	8,875
TOTAL LIABILITIES AND EQUITY (Capital Deficiency)	$ 35,037	$ 158,870	$ 181,188